Debt - Fair Value Measurement Inputs and Valuation Techniques (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2023
Measurement Input Fair Value of Convertible Note Including Embedded Derivative
Debt Instrument [Line Items]
Long-term debt, measurement input	51,039	55,473	55,521
ADS price
Debt Instrument [Line Items]
Long-term debt, measurement input	2.00	5.54	5.78
Term (years)
Debt Instrument [Line Items]
Long-term debt, measurement input	3.95	4.95	5.00
Expected volatility
Debt Instrument [Line Items]
Long-term debt, measurement input	0.680	0.560	0.540
Risk-free rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.043	0.038	0.040
Credit risk adjusted rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.200	0.200	0.200